UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8497

Name of Fund: Corporate High Yield Fund III, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Corporate High Yield Fund III, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 5/31/05

Date of reporting period: 12/01/04 - 2/28/05

Item 1 - Schedule of Investments

Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2005                (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Industry+                     Face Amount  Corporate Bonds                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.8%    $ 2,275,000  Alliant Techsystems, Inc., 3% due 8/15/2024 (b)(i)                         $   2,559,375
                                2,175,000  CPI Holdco, Inc., 8.83% due 2/01/2015 (d)(i)                                   2,185,875
                                2,275,000  DRS Technologies, Inc., 6.875% due 11/01/2013 (i)                              2,388,750
                                  975,000  Esterline Technologies Corp., 7.75% due 6/15/2013                              1,060,312
                                  775,000  K&F Acquisition, Inc., 7.75% due 11/15/2014 (i)                                  784,688
                                1,750,000  Standard Aero Holdings, Inc., 8.25% due 9/01/2014 (i)                          1,881,250
                                2,000,000  Titan Corp., 8% due 5/15/2011                                                  2,150,000
                                1,400,000  Transdigm, Inc., 8.375% due 7/15/2011                                          1,487,500
                                1,700,000  Vought Aircraft Industries, Inc., 8% due 7/15/2011                             1,717,000
                                                                                                                      -------------
                                                                                                                         16,214,750
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 2.0%                 1,300,000  American Airlines, Inc. Series 2001-2, 7.80% due 4/01/2008                     1,163,783
                                           Continental Airlines, Inc.:
                                  950,000      8% due 12/15/2005                                                            928,625
                                1,209,126      Series 1997-4-B, 6.90% due 1/02/2017                                         971,049
                                  482,836      Series 1998-1-C, 6.541% due 9/15/2009                                        441,646
                                  750,000      Series 1998-3, 7.25% due 11/01/2005                                          700,834
                                1,239,207      Series 2001-1 Class  C, 7.033% due 6/15/2011                               1,034,589
                                           Delta Air Lines, Inc.:
                                1,225,000      7.90% due 12/15/2009                                                         575,750
                                1,930,000      2.875% due 2/18/2024 (b)(i)                                                  996,363
                                                                                                                      -------------
                                                                                                                          6,812,639
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 1.5%               1,850,000  Autocam Corp., 10.875% due 6/15/2014                                           1,776,000
                                           Metaldyne Corp.:
                                2,625,000      11% due 6/15/2012                                                          2,296,875
                                1,165,000      10% due 11/01/2013 (i)                                                     1,147,525
                                                                                                                      -------------
                                                                                                                          5,220,400
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 4.8%             2,675,000  Granite Broadcasting Corp., 9.75% due 12/01/2010                               2,561,312
                                1,375,000  Nextmedia Operating, Inc., 10.75% due 7/01/2011                                1,529,688
                                           Paxson Communications Corp.:
                                2,125,000      10.75% due 7/15/2008                                                       2,231,250
                                  550,000      12.121% due 1/15/2009 (h)                                                    537,625
                                1,700,000  Radio One, Inc., 6.375% due 2/15/2013 (i)                                      1,734,000
                                1,175,000  Salem Communications Corp., 7.75% due 12/15/2010                               1,251,375
                                1,364,000  Salem Communications Holding Corp. Series B,
                                           9% due 7/01/2011                                                               1,493,580
                                3,005,000  Sinclair Broadcast Group, Inc., 4.875% due 7/15/2018 (b)                       2,787,138
                                2,300,000  Young Broadcasting, Inc., 8.75% due 1/15/2014                                  2,277,000
                                                                                                                      -------------
                                                                                                                         16,402,968
-----------------------------------------------------------------------------------------------------------------------------------
Cable - International - 0.8%    2,450,000  NTL Cable Plc, 7.66% due 10/15/2012 (d)(i)                                     2,526,563
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 9.3%               750,000  Adelphia Communications Corp., 6% due 2/15/2006 (b)(e)                            58,125
                                  236,329  Avalon Cable LLC, 11.875% due 12/01/2008                                         246,077
                                2,075,000  CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                              2,308,437

Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2005                (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Industry+                     Face Amount  Corporate Bonds                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. (concluded)      $ 4,850,000  Century Cable Holdings LLC Discretionary Term Loan, due 12/31/2009 (a)     $   4,831,813
                                1,900,000  Century Communications Series B, 9.05% due 1/15/2008  (e)                      1,192,250
                                           Charter Communications Holdings LLC:
                                3,500,000      8.625% due 4/01/2009                                                       2,861,250
                                2,000,000      9.625% due 11/15/2009                                                      1,655,000
                                  945,000  Charter Communications, Inc., 5.875% due 11/16/2009 (b)(i)                       926,100
                                           Intelsat Bermuda Ltd. (i):
                                2,675,000      7.794% due 1/15/2012 (d)                                                   2,748,562
                                2,775,000      8.625% due 1/15/2015                                                       2,962,313
                                3,494,000  Loral Cyberstar, Inc., 10% due 7/15/2006  (e)                                  2,598,663
                                3,775,000  Mediacom Broadband LLC, 11% due 7/15/2013                                      4,176,094
                                  450,000  Mediacom LLC, 9.50% due 1/15/2013                                                469,125
                                           New Skies Satellites NV (i):
                                  750,000      7.438% due 11/01/2011 (d)                                                    786,563
                                1,150,000      9.125% due 11/01/2012                                                      1,196,000
                                  200,000  Quebecor Media, Inc., 9.99% due 7/15/2011 (h)                                    199,250
                                1,900,000  Rainbow National Services LLC, 10.375% due 9/01/2014 (i)                       2,261,000
                                                                                                                      -------------
                                                                                                                         31,476,622
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 9.0%                1,519,000  BCP Caylux Holdings Luxembourg SCA, 9.625% due 6/15/2014 (i)                   1,754,445
                                           Crompton Corp.:
                                1,875,000      8.71% due 8/01/2010 (d)                                                    2,034,375
                                1,375,000      9.875% due 8/01/2012                                                       1,553,750
                                           Huntsman International LLC:
                                  525,000      9.875% due 3/01/2009                                                         578,812
                                1,525,000      10.125% due 7/01/2009                                                      1,603,156
                                1,025,000  ISP Chemco, Inc. Series B, 10.25% due 7/01/2011                                1,148,000
                                1,075,000  ISP Holdings, Inc. Series B, 10.625% due 12/15/2009                            1,171,750
                                1,950,000  Innophos, Inc., 8.875% due 8/15/2014 (i)                                       2,096,250
                                2,300,000  Millennium America, Inc., 7% due 11/15/2006                                    2,369,000
                                           Nalco Co.:
                                  450,000      7.75% due 11/15/2011                                                         481,500
                                1,125,000      8.875% due 11/15/2013                                                      1,243,125
                                1,324,000  Nalco Finance Holdings, Inc., 9.675% due 2/01/2014 (h)                         1,012,860
                                3,125,000  Omnova Solutions, Inc., 11.25% due 6/01/2010                                   3,343,750
                                  725,000  PCI Chemicals Canada, Inc., 10% due 12/31/2008                                   775,750
                                  600,000  PQ Corp., 7.50% due 2/15/2013 (i)                                                621,750
                                           PolyOne Corp.:
                                2,625,000      10.625% due 5/15/2010                                                      2,992,500
                                  500,000      8.875% due 5/01/2012                                                         557,500

Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2005                (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Industry+                     Face Amount  Corporate Bonds                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals (concluded)         $ 1,966,000  Terra Capital, Inc., 11.50% due 6/01/2010                                  $   2,290,390
                                2,830,000  Wellman, Inc. Second Lien Term Loan, due 2/10/2010 (a)                         2,982,113
                                                                                                                      -------------
                                                                                                                         30,610,776
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.7%      1,350,000  Sealy Mattress Co., 8.25% due 6/15/2014                                        1,414,125
                                  785,000  Tempur-Pedic, Inc., 10.25% due 8/15/2010                                         894,900
                                                                                                                      -------------
                                                                                                                          2,309,025
-----------------------------------------------------------------------------------------------------------------------------------
Consumer -                                 Chattem, Inc.:
Non-Durables - 2.4%               650,000      5.91% due 3/01/2010 (d)                                                      663,000
                                  600,000      7% due 3/01/2014                                                             618,000
                                1,175,000  Church & Dwight Co., Inc., 6% due 12/15/2012 (i)                               1,195,562
                                3,100,000  Hines Nurseries, Inc., 10.25% due 10/01/2011                                   3,386,750
                                2,200,000  Samsonite Corp., 8.875% due 6/01/2011                                          2,370,500
                                                                                                                      -------------
                                                                                                                          8,233,812
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 6.9%        2,150,000  CBD Media, Inc., 8.625% due 6/01/2011                                          2,284,375
                                2,275,000  CanWest Media, Inc., 8% due 9/15/2012 (i)                                      2,451,313
                                1,367,000  Dex Media West LLC, 9.875% due 8/15/2013                                       1,568,632
                                2,650,000  Houghton Mifflin Co., 8.25% due 2/01/2011                                      2,795,750
                                5,600,000  Liberty Media Corp., 0.75% due 3/30/2023 (b)                                   6,083,000
                                           Primedia, Inc.:
                                  875,000      7.625% due 4/01/2008                                                         888,125
                                1,225,000      8.875% due 5/15/2011                                                       1,323,000
                                           Universal City Florida Holding Co. (i):
                                1,125,000      7.493% due 5/01/2010 (d)                                                   1,178,438
                                  825,000      8.375% due 5/01/2010                                                         868,313
                                  525,000  WDAC Subsidiary Corp., 8.375% due 12/01/2014 (i)                                 534,188
                                3,302,000  Yell Finance BV, 12.52% due 8/01/2011 (h)                                      3,293,745
                                                                                                                      -------------
                                                                                                                         23,268,879
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &          2,525,000  Plains Exploration & Production Co. Series B, 8.75% due 7/01/2012              2,815,375
Production - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 3.4%           1,250,000  Aventine Renewable Energy Holdings, Inc., 9.01%
                                           due 12/15/2011 (d)(i)                                                          1,287,500
                                1,875,000  Dresser, Inc., 9.375% due 4/15/2011                                            2,025,000
                                  650,000  Energy Corp. of America Series A, 9.50% due 5/15/2007                            649,187
                                1,350,000  Inergy LP, 6.875% due 12/15/2014 (i)                                           1,370,250
                                3,700,000  Ocean Rig Norway AS, 10.25% due 6/01/2008                                      3,801,750
                                  500,000  Star Gas Partners LP, 10.25% due 2/15/2013 (i)                                   456,250
                                2,000,000  Trico Marine Services, Inc., 8.875% due 5/15/2012  (e)                         1,800,000
                                                                                                                      -------------
                                                                                                                         11,389,937
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.9%                2,850,000  Refco Finance Holdings LLC, 9% due 8/01/2012 (i)                               3,106,500
-----------------------------------------------------------------------------------------------------------------------------------
Food & Drug - 0.4%              1,375,000  Duane Reade Inc., 7.51% due 12/15/2010 (d)(i)                                  1,375,000
-----------------------------------------------------------------------------------------------------------------------------------

Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2005                (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Industry+                     Face Amount  Corporate Bonds                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 5.4%         $   750,000  American Seafoods Group LLC, 10.125% due 4/15/2010                         $     817,500
                                           Commonwealth Brands, Inc. (i):
                                1,975,000      9.75% due 4/15/2008                                                        2,113,250
                                1,525,000     10.625% due 9/01/2008                                                       1,624,125
                                  600,000  Cosan SA Industria e Comercio, 9% due 11/01/2009 (i)                             624,000
                                2,725,000  Cott Beverages USA, Inc., 8% due 12/15/2011                                    2,925,968
                                           Del Monte Corp.:
                                1,250,000      8.625% due 12/15/2012                                                      1,393,750
                                  475,000      6.75% due 2/15/2015 (i)                                                      488,062
                                2,200,000  Doane Pet Care Co., 10.75% due 3/01/2010                                       2,337,500
                                1,275,000  Merisant Co., 10.25% due 7/15/2013 (i)                                         1,128,375
                                1,950,000  New World Pasta Co., 9.25% due 2/15/2009  (e)                                    136,500
                                2,100,000  Smithfield Foods, Inc. Series B, 8% due 10/15/2009                             2,325,750
                                1,250,000  Tabletop Holdings, Inc., 12.25% due 5/15/2014 (h)                                500,000
                                1,600,000  The Wornick Co., 10.875% due 7/15/2011                                         1,728,000
                                                                                                                      -------------
                                                                                                                         18,142,780
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 6.6%                   3,225,000  Boyd Gaming Corp., 8.75% due 4/15/2012                                         3,555,562
                                2,325,000  Caesars Entertainment, Inc., 7.875% due 3/15/2010                              2,615,625
                                1,925,000  Inn of the Mountain Gods Resort & Casino,
                                           12% due 11/15/2010                                                             2,281,125
                                1,550,000  MGM Mirage, 8.50% due 9/15/2010                                                1,770,875
                                3,625,000  Majestic Star Casino LLC, 9.50% due 10/15/2010                                 3,837,969
                                  925,000  Penn National Gaming, Inc., 6.75% due 3/01/2015 (i)                              943,500
                                1,425,000  Pinnacle Entertainment, Inc., 8.25% due 3/15/2012                              1,521,188
                                2,575,000  Poster Financial Group, Inc., 8.75% due 12/01/2011                             2,739,156
                                2,675,000  Resorts International Hotel and Casino, Inc., 11.50%
                                           due 3/15/2009                                                                  3,156,500
                                                                                                                      -------------
                                                                                                                         22,421,500
-----------------------------------------------------------------------------------------------------------------------------------
Government - Foreign - 0.6%     1,225,000  Brazilian Government International Bond, 10.50%
0.4%                                       due 7/14/2014                                                                  1,435,087
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 7.4%                         Alpharma, Inc.:
                                2,950,000      3% due 6/01/2006 (b)                                                       3,739,125
                                2,175,000      8.625% due 5/01/2011 (i)                                                   2,218,500
                                           Elan Finance Plc (i):
                                1,925,000      6.49% due 11/15/2011 (d)                                                   1,674,750
                                1,950,000      7.75% due 11/15/2011                                                       1,735,500
                                2,902,000  Fisher Scientific International, 8.125% due 5/01/2012                          3,184,945
                                3,750,000  Fresenius Medical Care Capital Trust II, 7.875% due 2/01/2008                  4,012,500
                                2,825,000  Healthsouth Corp., 8.375% due 10/01/2011                                       2,959,187
                                1,450,000  Select Medical Corp., 7.625% due 2/01/2015 (i)                                 1,498,938
                                2,675,000  U.S. Oncology, Inc., 9% due 8/15/2012 (i)                                      2,922,438
                                1,000,000  Vanguard Health Holding Co. II LLC, 9% due 10/01/2014                          1,100,000
                                                                                                                      -------------
                                                                                                                         25,045,883
-----------------------------------------------------------------------------------------------------------------------------------

Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2005                (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Industry+                     Face Amount  Corporate Bonds                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 3.2%                             Building Materials Corp. of America:
                              $   400,000      7.75% due 7/15/2005                                                    $     405,000
                                1,050,000      8% due 10/15/2007                                                          1,086,750
                                5,325,000      8% due 12/01/2008                                                          5,498,062
                                           Goodman Global Holding Co., Inc. (i):
                                  450,000      5.76% due 6/15/2012 (d)                                                      461,250
                                1,700,000      7.875% due 12/15/2012                                                      1,661,750
                                1,475,000  Texas Industries, Inc., 10.25% due 6/15/2011                                   1,711,000
                                                                                                                      -------------
                                                                                                                         10,823,812
-----------------------------------------------------------------------------------------------------------------------------------
Information                     3,600,000  Advanced Micro Devices, Inc., 7.75% due 11/01/2012 (i)                         3,672,000
Technology - 5.5%                          Amkor Technology, Inc.:
                                  575,000      9.25% due 2/15/2008                                                          563,500
                                1,925,000      7.125% due 3/15/2011                                                       1,674,750
                                2,825,000  Cypress Semiconductor Corp., 1.25% due 6/15/2008 (b)                           3,206,375
                                1,925,000  Freescale Semiconductor, Inc., 5.41% due 7/15/2009 (d)                         2,009,218
                                  600,000  MagnaChip SemiConductor SA, 6.26% due 12/15/2011 (d)(i)                          618,000
                                1,835,000  Quantum Corp., 4.375% due 8/01/2010 (b)                                        1,796,006
                                  575,000  TTI Holding Corp., 8.875% due 3/01/2013 (i)                                      593,688
                                1,150,000  UGS Corp., 10% due 6/01/2012 (i)                                               1,299,500
                                3,400,000  Viasystems, Inc., 10.50% due 1/15/2011                                         3,349,000
                                                                                                                      -------------
                                                                                                                         18,782,037
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 1.9%                             Felcor Lodging LP:
                                2,850,000      6.874% due 6/01/2011 (d)                                                   3,024,562
                                1,550,000      9% due 6/01/2011                                                           1,753,437
                                  825,000  Intrawest Corp., 7.50% due 10/15/2013                                            875,531
                                  975,000  True Temper Sports, Inc., 8.375% due 9/15/2011                                   938,438
                                                                                                                      -------------
                                                                                                                          6,591,968
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 6.2%              800,000  Columbus McKinnon Corp., 8.50% due 4/01/2008                                     812,000
                                1,000,000  EaglePicher Holdings, Inc., Tranche B Term Loan,
                                           due 8/07/2009 (a)                                                                998,333
                                3,725,000  Eagle Picher Industries, Inc., 9.75% due 9/01/2013                             3,054,500
                                3,450,000  Invensys Plc, 9.875% due 3/15/2011 (i)                                         3,726,000
                                2,475,000  Johnsondiversey, Inc. Series B, 9.625% due 5/15/2012                           2,772,000
                                1,175,000  Mueller Group, Inc., 10% due 5/01/2012                                         1,292,500
                                  775,000  Rexnord Corp., 10.125% due 12/15/2012                                            875,750
                                1,750,000  Superior Essex Communications LLC, 9% due 4/15/2012                            1,863,750
                                3,125,000  Trimas Corp., 9.875% due 6/15/2012                                             3,234,375
                                1,555,000  Tyco International Group SA, 2.75% due 1/15/2018 (b)                           2,303,344
                                                                                                                      -------------
                                                                                                                         20,932,552
-----------------------------------------------------------------------------------------------------------------------------------

Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2005                (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Industry+                     Face Amount  Corporate Bonds                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 2.9%          $ 1,675,000  Asia Aluminum Holdings Ltd., 8% due 12/23/2011 (i)                         $   1,695,937
                                1,200,000  Century Aluminum Co., 7.50% due 8/15/2014 (i)                                  1,290,000
                                1,150,000  Foundation PA Coal Co., 7.25% due 8/01/2014                                    1,219,000
                                2,925,000  Luscar Coal Ltd, 9.75% due 10/15/2011                                          3,268,688
                                2,150,000  Novelis, Inc., 7.25% due 2/15/2015 (i)                                         2,225,250
                                                                                                                      -------------
                                                                                                                          9,698,875
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 4.8%                1,400,000  Consolidated Container Co. LLC, 10.75% due 6/15/2009 (h)                       1,225,000
                                           Crown European Holdings SA:
                                  950,000      9.50% due 3/01/2011                                                        1,068,750
                                  500,000      10.875% due 3/01/2013                                                        593,750
                                3,325,000  Owens-Brockway, 8.875% due 2/15/2009                                           3,591,000
                                           Pliant Corp.:
                                2,200,000     11.125% due 6/15/2009 (h)                                                   2,068,000
                                1,475,000     13% due 6/01/2010                                                           1,441,813
                                           Tekni-Plex, Inc.:
                                2,300,000      12.75% due 6/15/2010                                                       2,047,000
                                  400,000      8.75% due 11/15/2013 (i)                                                     392,000
                                           U.S. Can Corp.:
                                  375,000      10.875% due 7/15/2010                                                        405,000
                                2,825,000      12.375% due 10/01/2010                                                     2,754,375
                                  650,000  Wise Metals Group LLC, 10.25% due 5/15/2012                                      663,000
                                                                                                                      -------------
                                                                                                                         16,249,688
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 6.2%                    3,400,000  Abitibi-Consolidated, Inc., 6.51% due 6/15/2011 (d)                            3,502,000
                                           Ainsworth Lumber Co. Ltd. (i):
                                1,900,000      6.30% due 10/01/2010 (d)                                                   1,957,000
                                1,150,000      7.25% due 10/01/2012                                                       1,178,750
                                  250,000  Boise Cascade LLC, 5.535% due 10/15/2012 (d)(i)                                  258,125
                                3,025,000  Bowater, Inc., 6.01% due 3/15/2010 (d)                                         3,123,312
                                2,125,000  Caraustar Industries, Inc., 9.875% due 4/01/2011                               2,326,875
                                           Graphic Packaging International Corp.:
                                  825,000      8.50% due 8/15/2011                                                          897,187
                                  950,000      9.50% due 8/15/2013                                                        1,075,875
                                1,900,000  JSG Funding Plc, 9.625% due 10/01/2012                                         2,104,250
                                  875,000  Jefferson Smurfit Corp. US, 8.25% due 10/01/2012                                 945,000
                                2,450,000  Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011                         2,621,500
                                1,003,000  Western Forest Products, Inc., 15% due 7/28/2009 (g)(i)                        1,093,409
                                                                                                                      -------------
                                                                                                                         21,083,283
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 0.4%                   1,250,000  Jean Coutu Group, Inc., 8.50% due 8/01/2014                                    1,281,250
-----------------------------------------------------------------------------------------------------------------------------------
Service - 6.2%                  2,625,000  Allied Waste North America Series B, 8.875% due 4/01/2008                      2,828,438
                                1,040,000  Coinmach Corp., 9% due 2/01/2010                                               1,086,800
                                2,725,000  Corrections Corp. of America, 7.50% due 5/01/2011                              2,888,500
                                1,050,000  Knowledge Learning Corp., Inc., 7.75% due 2/01/2015 (i)                        1,055,250

Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2005                (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Industry+                     Face Amount  Corporate Bonds                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Service (concluded)           $ 1,500,000  MSW Energy Holdings LLC, 8.50% due 9/01/2010                               $   1,635,000
                                  875,000  MSW Energy Holdings II LLC, 7.375% due 9/01/2010                                 914,375
                                3,125,000  United Rentals North America, Inc., 7.75% due 11/15/2013                       3,132,813
                                3,100,000  Waste Services, Inc., 9.50% due 4/15/2014 (i)                                  3,185,250
                                           Williams Scotsman, Inc.:
                                3,700,000      9.875% due 6/01/2007                                                       3,709,250
                                  375,000      10% due 8/15/2008                                                            409,688
                                                                                                                      -------------
                                                                                                                         20,845,364
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.4%                    1,200,000  Ucar Finance, Inc., 10.25% due 2/15/2012                                       1,335,000
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 5.0%                  ADC Telecommunications, Inc. (b):
                                2,200,000      1% due 6/15/2008                                                           2,068,000
                                  750,000      3.065% due 6/15/2013 (d)                                                     721,875
                                1,616,000  Alaska Communications Systems Holdings, Inc., 9.875% due 8/15/2011             1,749,320
                                2,850,000  Cincinnati Bell, Inc., 8.375% due 1/15/2014                                    2,946,187
                                2,550,000  LCI International, Inc., 7.25% due 6/15/2007                                   2,486,250
                                  675,000  Qwest Capital Funding, Inc., 7.25% due 2/15/2011                                 661,500
                                1,000,000  Terremark Worldwide, Inc., 9% due 6/15/2009 (b)(i)                               927,500
                                  850,000  Time Warner Telecom Holdings, Inc., 6.794% due 2/15/2011 (d)                     881,875
                                           Time Warner Telecom, Inc.:
                                  500,000      9.75% due 7/15/2008                                                          511,250
                                3,875,000     10.125% due 2/01/2011                                                       3,962,188
                                                                                                                      -------------
                                                                                                                         16,915,945
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 1.4%           1,850,000  Laidlaw International, Inc., 10.75% due 6/15/2011                              2,120,563
                                2,325,000  Teekay Shipping Corp., 8.875% due 7/15/2011                                    2,679,563
                                                                                                                      -------------
                                                                                                                          4,800,126
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 11.7%                            The AES Corp.:
                                4,458,000      9.375% due 9/15/2010                                                       5,193,570
                                2,100,000      8.75% due 5/15/2013 (i)                                                    2,388,750
                                  850,000  AES Drax Energy Ltd Series B, 11.50% due 8/30/2010  (e)                            4,250
                                6,825,000  Calpine Canada Energy Finance Ulc, 8.50% due 5/01/2008                         5,118,750
                                           Calpine Corp.:
                                1,500,000      8.25% due 8/15/2005                                                        1,515,000
                                  950,000      8.75% due 7/15/2007                                                          798,000
                                4,575,000  Centerpoint Energy, Inc., 3.75% due 5/15/2023 (b)                              5,215,500
                                2,025,000  ESI Tractebel Acquisition Corp. Series B, 7.99% due 12/30/2011                 2,145,110
                                1,900,000  Edison Mission Energy, 9.875% due 4/15/2011                                    2,270,500
                                2,350,000  El Paso CGP Co., 7.75% due 6/15/2010                                           2,473,375

Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2005                (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Industry+                     Face Amount  Corporate Bonds                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Utility (concluded)                        Nevada Power Co.:
                              $   600,000      9% due 8/15/2013                                                       $     693,000
                                3,300,000      Series E, 10.875% due 10/15/2009                                           3,770,250
                                1,650,000  Reliant Energy, Inc., 6.75% due 12/15/2014                                     1,637,625
                                1,650,000  Sierra Pacific Power Co. Series A, 8% due 6/01/2008                            1,794,375
                                1,200,000  Sierra Pacific Resources, 8.625% due 3/15/2014                                 1,326,000
                                  925,000  Southern Natural Gas Co., 8.875% due 3/15/2010                                 1,024,438
                                2,000,000  Texas Genco LLC, 6.875% due 12/15/2014 (i)                                     2,135,000
                                                                                                                      -------------
                                                                                                                         39,503,493
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                          825,000  American Tower Escrow Corp., 14.877% due 8/01/2008 (h)                           618,750
Communications - 4.4%           2,000,000  Centennial Cellular Operating Co. LLC, 10.125% due 6/15/2013                   2,320,000
                                2,800,000  Crown Castle International Corp., 9.375% due 8/01/2011 (b)                     3,108,000
                                  975,000  Iwo Escrow Co., 6.32% due 1/15/2012 (d)(i)                                     1,009,125
                                           Rogers Wireless Communications, Inc.:
                                  250,000      6.135% due 12/15/2010 (d)                                                    263,750
                                  250,000      8% due 12/15/2012                                                            270,938
                                3,400,000      6.375% due 3/01/2014                                                       3,489,250
                                  625,000  Rural Cellular Corp., 7.51% due 3/15/2010 (d)                                    656,250
                                1,375,000  SBA Communications Corp., 8.50% due 12/01/2012 (i)                             1,485,000
                                1,925,000  SBA Telecommunications, Inc., 7.432% due 12/15/2011 (h)                        1,684,375
                                                                                                                      -------------
                                                                                                                         14,905,438
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments in Corporate Bonds
                                           (Cost - $411,599,318) - 127.7%                                               432,557,327
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                              Shares Held  Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                    81,243  ABX Air, Inc. (c)                                                                654,819
-----------------------------------------------------------------------------------------------------------------------------------
Cable - International - 0.9%      178,100  Telewest Global, Inc. (c)                                                      2,972,489
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                      203,785  Western Forest Products, Inc. (c)                                              1,309,715
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 0.1%          16,244  MCI, Inc. (e)                                                                    369,551
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments in Common Stocks
                                           (Cost - $4,683,857) - 1.6%                                                     5,306,574
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                           Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.9%                 128,000  General Motors Corp. Series C 16.25% (b)                                       3,133,440
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments in Preferred Stocks (Cost - $3,199,472) - 0.9%               3,133,440
-----------------------------------------------------------------------------------------------------------------------------------

Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2005                (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Industry+                     Shares Held  Warrants (j)                                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.0%                32,981  Loral Space & Communications (expires 12/26/2006)                          $         330
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.0%                 32,042  HealthSouth Corp. (expires 1/23/2014)                                             80,105
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 0.0%                    4,000  Pliant Corp. (expires 6/01/2010)                                                      40
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                          700  MDP Acquistions Plc (expires 10/01/2013)                                           7,000
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                              825  American Tower Corp. (expires 8/01/2008)                                         193,050
Communications - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments in Warrants (Cost - $112,171) - 0.1%                           280,525
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                           Beneficial Interest Other Interests (f)
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.3%               $ 3,780,240  US Airways Group, Inc. - Certificate of Beneficial Interest                     1,058,467
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments in Other Interests                                            1,058,467
                                           (Cost - $1,020,665) - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $420,615,483*) - 130.6%                                                                       442,336,333

Liabilities in Excess of Other Assets - (30.6%)                                                                        (103,636,591)
                                                                                                                      -------------
Net Assets - 100.0%                                                                                                   $ 338,699,742
                                                                                                                      =============

(a) Floating rate corporate debt in which the Fund invests generally pays interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate. Corporate loans represent 2.6% of the Fund's net assets.
(b)   Convertible security.
(c)   Non-income producing security.
(d)   Floating rate note.
(e) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(f) Other Interests represent beneficial interest in liquidation trusts and other reorganization entities.
(g) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(h) Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
(i) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(j) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
+ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
* The cost and unrealized appreciation (depreciation) of investments as of February 28, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 420,893,776
                                                                  =============
      Gross unrealized appreciation                               $  30,526,192
      Gross unrealized depreciation                                  (9,083,635)
                                                                  -------------
      Net unrealized appreciation                                 $  21,442,557
                                                                  =============

Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2005                (in U.S. dollars)

      Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
      Affiliate                                   Net Activity   Interest Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
         Cash Sweep Series I                        $(82,499)       $  3,846
      --------------------------------------------------------------------------

      Financial futures contracts sold as of February 28, 2005 were as follows:

      --------------------------------------------------------------------------------------------------
                                                              Expiration                     Unrealized
      Number of Contracts     Issue                              Date        Face Value     Appreciation
      --------------------------------------------------------------------------------------------------
               49             10 - Year U.S. Treasury Notes   March 2005     $ 5,553,707      $120,832
      --------------------------------------------------------------------------------------------------

      Swaps outstanding as of February 28, 2005 were as follows:

      -------------------------------------------------------------------------
                                                                   Unrealized
                                                Notional          Appreciation
                                                 Amount          (Depreciation)
      -------------------------------------------------------------------------
      Receive a variable rate return
      based on 1-month USD
      LIBOR and pay a fixed rate
      of 1.56%

      Broker, UBS Warburg
      Expires June 2005                        $30,000,000          $   203,855

      Sold credit default
      protection on Dow Jones
      CDX North America
      Series 3 High Yield Single
      B and receive 4%

      Broker, JPMorgan Chase Bank
      Expires December 2009                    $ 2,018,800               (4,900)

      Sold credit default
      protection on Dow Jones
      CDX North America
      Series 3 High Yield Single
      B and receive 4%

      Broker, Morgan Stanley
      Capital Services., Inc.
      Expires December 2009                    $ 3,028,200               (7,350)
      -------------------------------------------------------------------------
      Total                                                         $   191,605
                                                                    ===========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Corporate High Yield Fund III, Inc.


By: /s/Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Corporate High Yield Fund III, Inc.

Date: April 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Corporate High Yield Fund III, Inc.

Date: April 22, 2005


By: /s/ Donald C. Burke
    --------------------------
    Donald C. Burke
    Chief Financial Officer
    Corporate High Yield Fund III, Inc.

Date: April 22, 2005